Impairment reviews (Tables)	6 Months Ended
Jun. 30, 2025
Impairment Of Assets [Abstract]
Summary of Impairment	The impairment testing resulted in an impairment loss of $63.9 million split as follows:

2025 $ 'millions
Goodwill	18.0
Intangible assets	39.9
Property, plant and equipment	0.5
Right-of-use assets	0.3
Prepayments	5.2
Total[1]	63.9
[1] This impairment total relates specifically to the DGC operations. Additional impairments across the group unrelated to the DGC operations amounting to $2.1 million have also been recognized during the period ended June 30, 2025.